Accounts receivable	12 Months Ended
Dec. 31, 2013
Accounts receivable
Accounts receivable

7.                            Accounts receivable

As of December 31, accounts receivable consist of:

	2013	2012

Customers	$15,723	$9,640
Allowance for doubtful accounts	(671)	(265)
	15,052	9,375
Recoverable income taxes	220	35
Recoverable value-added tax and tax withholdings	1,136	533
Other	162	612

	$16,570	$10,555

The principal customers of the Company are as follows:

•                                For fixed satellite services:

•                               Broadcasting: Grupo Televisa and Productora y Comercializadora de Televisión, S.A. de C.V.

•                               Telecommunications: América Movil Perú, S.A.C., Teléfonos de México, S.A.B. de C.V. (“Telmex”) and Telefónica del Perú, S.A.A.

•                               Data transmission and internet: Hughes Network Systems and Hunter Communications, Inc.

•                                For programming distribution services: Comcast Cable Communications, LLC and Direct TV Inc.

For the years ended December 31, 2013, 2012 and 2011, revenues from Fixed satellite services and Programming distribution services were obtained from:

	2013	2012	2011
	%	%	%

Hughes Networks Systems	9	11	15
América Móvil Perú, S.A.C.	9	9	10
Telmex	4	5	5
Other foreign customers	49	45	43
Other domestic customers	29	30	27